Disclosure of financial instruments and management of financial risks - Foreign currency risk (Details) - Mar. 31, 2022 - Foreign currency risk - Cash and cash equivalents
SFr in Thousands, $ in Thousands
	USD ($)	CHF (SFr)
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency | $	$ 55,742
CHF
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure in (foreign) currency | SFr		SFr 107